UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-103590

Investment Company Act File No. 811-21269

EVERGREEN INCOME ADVANTAGE FUND (the “Fund”)

_______________________________________________

Name of Registrant

200 BERKELEY STREET, BOSTON, MA 02116

____________________________________

Address of Principal Executive Office

            The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer as set forth below and in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Securities and Exchange Commission, pursuant to relief granted by the staff of the Securities and Exchange Commission, fewer than 30 days prior to the date set for the redemption of each series listed below, except the M28 and W28 Series.

(1)        Title of class of securities to be redeemed:

Auction Market Preferred Shares, Series M28;

Auction Market Preferred Shares, Series T7;

Auction Market Preferred Shares, Series W7;

Auction Market Preferred Shares, Series W28;

Auction Market Preferred Shares, Series Th7; and

Auction Market Preferred Shares, Series F7 (collectively, the “Preferred Shares”).

(2)        Date on which the securities are to be redeemed:

Auction Market Preferred Shares, Series M28 on June 8, 2010.

Auction Market Preferred Shares, Series T7 on May 19, 2010.

Auction Market Preferred Shares, Series W7 on   May 13, 2010.

Auction Market Preferred Shares, Series W28 on May 27, 2010.

Auction Market Preferred Shares, Series Th7 on May 14, 2010.

Auction Market Preferred Shares, Series F7 on May 17, 2010.

(3)        Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

            The Preferred Shares are to be redeemed pursuant to Section 9(a) of Part 1 of the Amended and Restated Statement of Preferences of the Fund.

(4)    If less than all the outstanding securities of a class or series are to be called or redeemed, the principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

Not applicable.

***

Please note that this redemption remains subject to certain conditions.

Notice:   A Certificate of Trust in respect of the Fund is on file with the Secretary of State of the State of Delaware.  This instrument is executed on behalf of the Fund by an officer of the Fund as an officer of the Fund and not individually, and the obligations imposed upon the Fund by this instrument, if any, are not binding upon any of the Fund’s officers, Trustees or shareholders individually but are binding only upon the assets and property of the Fund.

Signature

            Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 22nd day of June 2010.

EVERGREEN INCOME ADVANTAGE FUND

By:  /s/ Michael H. Koonce___________________

Name: Michael H. Koonce

Title: Secretary